PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares employee	Dec. 31, 2019 USD ($) shares employee	Dec. 31, 2018 USD ($) shares employee	Dec. 31, 2017 shares	Dec. 31, 2016	Jun. 13, 2020 shares	May 07, 2019 shares	May 09, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | employee	0	0	0
Compensation expense | $	$ 0	$ 0	$ 0
Number of options (in shares)	0	904,390	1,989,375	3,284,875
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 30	$ 0	$ 31
ArcelorMittal Global Stock Option 2009-2018 | Top of range | Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
CEO Office plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years	5 years
CEO Office plan | Top of range | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares)							2,500,000	1,500,000
CEO Office plan | Top of range | Restricted Share Units (RSUs) and Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares)						4,250,000
ArcelorMittal Equity Incentive Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
ArcelorMittal Equity Incentive Plan | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Percentage of award vesting rights (in percent)	100.00%
Pro forma | ArcelorMittal Global Stock Option 2009-2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares)	33,333,333
Special grant | ArcelorMittal Equity Incentive Plan | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | employee	316,684
Award vesting period	1 year